Income Tax - Schedule of Deferred Tax Assets or Liabilities as a Result of Temporary Differences and Loss Carryforwards (Details) - Temporary differences [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Balance beginning,Unrealized exchange loss	$ 50,568
Recognized in profit or loss, Unrealized exchange loss	5,503,989	49,807
Translation differences, Unrealized exchange loss	(103,272)	761
Balance ending, Unrealized exchange loss	5,451,285	50,568
Balance beginning, Tax losses carryforward
Recognized in profit or loss, Tax losses carryforward	582,335
Translation differences, Tax losses carryforward	(10,625)
Balance ending, Tax losses carryforward	571,710
Balance beginning, Lease liability
Recognized in profit or loss, Lease liability	16,801
Translation differences, Lease liability	(387)
Balance ending, Lease liability	16,414
Balance beginning, Provisions	919,633	29,905
Recognized in profit or loss, Provisions	40,227	876,300
Translation differences, Provisions	(61,056)	13,428
Balance ending, Provisions	898,804	919,633
Balance beginning, Deferred tax assets	970,201	29,905
Recognized in profit or loss, Deferred tax assets	6,143,352	926,107
Translation differences, Deferred tax assets	(175,340)	14,189
Balance ending, Deferred tax assets	6,938,213	970,201
Deferred tax liabilities:
Balance beginning, Prepayment of pension	(59,807)	(62,036)
Recognized in profit or loss, Prepayment of pension	56,923	2,288
Translation differences, Prepayment of pension	2,884	(59)
Balance ending, Prepayment of pension		(59,807)
Balance beginning, ROU Asset / Property and equipment
Recognized in profit or loss, ROU Asset / Property and equipment	(17,203)
Translation differences, ROU Asset / Property and equipment	397
Balance ending, ROU Asset / Property and equipment	(16,806)
Balance beginning, Unrealized exchange gain		(86,147)
Recognized in profit or loss, Unrealized exchange gain	(26,576)	84,980
Translation differences, Unrealized exchange gain	485	1,167
Balance ending, Unrealized exchange gain	(26,091)
Balance beginning, Deferred tax liabilities	(59,807)	(148,183)
Recognized in profit or loss, Deferred tax liabilities	13,144	87,268
Translation differences, Deferred tax liabilities	3,766	1,108
Balance ending, Deferred tax liabilities	(42,897)	(59,807)
Balance beginning, Total	910,394	(118,278)
Recognized in profit or loss, Total	6,156,496	1,013,375
Translation differences, Total	(171,574)	15,297
Balance ending, Total	$ 6,895,316	$ 910,394